<SEQUENCE>1
<FILENAME>vantis 13F 1Q 2002.txt

                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	05/1/2002
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	26
					------------------

Form 13F Information Table Value Total:	267,126
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]





  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC      	     COM     026874107   8,297    115,012	115,012


CENTEX CORPORATION		     COM     152312104   5,037     97,000	 97,000


CISCO SYSTEMS			     COM     17275R102   13,263   783,400	783,400


CITIGROUP INC 			     COM     172967101   14,064   284,000	284,000


COMCAST GROUP - CL A		     COM     200300200    9,861   310,100	310,100


CONCORD EFS INC			     COM     206197105   13,426   403,800	403,800


COSTCO WHSL CORP (NEW)		     COM     22160K105   11,098   278,700	278,700


D R HORTON INC			     COM     23331A109    7,766   206,000	206,000


ELECTRONIC ARTS			     COM     285512109   12,124   199,400	199,400


ELECTRONIC DATA SYS CORP (NEW)	     COM     285661104    9,853   169,900	169,900


EXTENDED STAY AMERICA		     COM     30224P101    8,855   508,900	508,900


GENENTECH INC.			     COM     368710406    9,061   179,600	179,600


GILLETTE COMPANY		     COM     375766102    7,666   225,400	225,400


INTL GAME TECHNOLOGY		     COM     459902102    9,024   144,800	144,800


JOHNSON & JOHNSON		     COM     478160104   14,361   221,111	221,111


LENNAR CORP.			     COM     526057104   10,795   204,600	204,600


MICROSOFT CORP			     COM     594918104   12,768   211,700	211,700


MOODY'S CORP			     COM     615369105   11,418   277,800	277,800


NVIDIA CORP			     COM     67066G104    7,537   169,900	169,900


PATTERSON DENTAL CO		     COM     703412106    9,017   206,200	206,200


TARGET CORP			     COM     87612E106   10,146   235,300	235,300


UNIVISION COMMUNICATIONS INC	     COM     914906102   15,023   357,700	357,700


VIACOM INC - CL B		     COM     925524308    9,471   195,800	195,800


WASHINGTON MUTUAL INC		     COM     939322103   11,231   339,000	339,000


WILLIS GROUP HOLDINGS LTD	     COM     G96655108    7,558   306,000	306,000


FLEXTRONICS INTL LTD ORD	     COM     Y2573F102    8,406   460,600	460,600


Column Totals						267,126



  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC      	     			115,012

CENTEX CORPORATION		     			 97,000

CISCO SYSTEMS			    			783,400

CITIGROUP INC 			    			284,000

COMCAST GROUP - CL A		     			310,100

CONCORD EFS INC			     			403,800

COSTCO WHSL CORP (NEW)		     			278,700

D R HORTON INC			   			206,000

ELECTRONIC ARTS			     			199,400

ELECTRONIC DATA SYS CORP (NEW)	     			169,900

EXTENDED STAY AMERICA		    			508,900

GENENTECH INC.			     			179,600

GILLETTE COMPANY		     			225,400

INTL GAME TECHNOLOGY		     			144,800

JOHNSON & JOHNSON		   			221,111

LENNAR CORP.			     			204,600

MICROSOFT CORP			     			211,700

MOODY'S CORP			     			277,800

NVIDIA CORP			    			169,900

PATTERSON DENTAL CO		     			206,200

TARGET CORP			    			235,300

UNIVISION COMMUNICATIONS INC	     			357,700

VIACOM INC - CL B		     			195,800

WASHINGTON MUTUAL INC		    			339,000

WILLIS GROUP HOLDINGS LTD	     			306,000

FLEXTRONICS INTL LTD ORD	     			460,600

